Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash		$ 3,102,865	$ 2,739,530
Restricted cash		220,261	107,129
Notes receivable		254,092
Accounts receivable, net		9,633,289	8,708,075
Inventories		1,175,241	530,048
Advance to vendors		150,637	64,750
Prepayments and other assets, net		80,137	181,371
TOTAL CURRENT ASSETS		14,616,522	12,330,903
Property, plant and equipment, net		4,978,080	1,528,982
Intangible assets, net		79,985	124,679
Deferred tax assets		326,087	56,931
Deferred offering costs			805,889
Right-of-use assets, net		183,815	255,573
TOTAL ASSETS		20,184,489	15,102,957
CURRENT LIABILITIES:
Short term bank loans		5,273,678	1,690,165
Notes payable		733,996	103,943
Accounts payable		4,466,933	4,532,958
Advance from customers		1,403,628	943,348
Accrued expenses and other liabilities		732,419	561,439
Taxes payable		356,889	400,071
Operating lease liabilities – current		104,088	107,424
TOTAL CURRENT LIABILITIES		13,318,085	9,207,786
Long term loans		260,299
Operating lease liabilities – non-current		80,636	114,374
TOTAL LIABILITIES		13,659,020	9,322,160
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0000025 par value, 20,000,000,000 shares authorized, 21,173,413 and 20,000,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	[1]	53	50
Additional paid-in capital		4,695,350	1,738,179
Statutory reserves		343,077	343,077
Retained earnings		2,026,786	3,958,029
Accumulated other comprehensive loss		(539,797)	(258,538)
TOTAL SHAREHOLDERS’ EQUITY		6,525,469	5,780,797
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		20,184,489	15,102,957
Related Party
CURRENT LIABILITIES:
Due to related parties		$ 246,454	$ 868,438

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.